Parent Entity Financial Information - Additional Information (Details) $ in Millions	12 Months Ended
Jun. 30, 2024 USD ($)
CALHNI | Top of range
Disclosure Of Parent Entity Financial Information [Line Items]
Aggregated milestone payments	$ 2.2